DEBT	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
DEBT
DEBT

As of June 30, 2018 and December 31, 2017, we had total long-term debt outstanding of $1,262.0 million and $1,371.0 million, respectively, net of deferred debt financing costs of $13.9 million and $16.6 million, respectively.

Eskimo SPV Debt

In March 2018, Eskimo SPV entered into a secured financing arrangement that is repayable on demand by the lender. Accordingly, as of June 30, 2018, the Eskimo SPV debt facility is classified as short-term.